Goodwill (Tables)	12 Months Ended
Mar. 31, 2022
Goodwill [Abstract]
Schedule of goodwill
	As of March 31,	As of March 31,
	2022	2021
Shennong	$6,288,219	$-
Hekangyuan	3,627,427	-
Daji	168,555	162,832
Total	$10,084,201	$162,832

Schedule of goodwill
	As of March 31,	As of March 31,
	2022	2021
Balance as of March 31	$162,832	$-
Acquisitions (Note 14)	20,237,015	162,832
Impairment	(10,309,745)	-
Exchange gain and loss	(5,901)	-
Goodwill, net	$10,084,201	$162,832